Cover	Jun. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 15, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	000-56415
Entity Registrant Name	StartEngine Inc.
Entity Central Index Key	0001661779
Entity Tax Identification Number	46-5371570
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4100 West Alameda Avenue
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Burbank
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91505
City Area Code	800
Local Phone Number	317-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false